Supplementary Cash Flow Information - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	$ 3,863.3	$ 4,536.9	$ 7,935.0
Restricted cash	550.1	375.9
Restricted cash equivalents	199.6	201.2
Restricted cash and cash equivalents	749.7	577.1
Cash	2,889.0	2,909.4
Cash equivalents	1,724.0	2,204.6
Cash and cash equivalents	4,613.0	5,114.0
Holding company cash and investments
Entity Information [Line Items]
Restricted cash	0.6	0.6
Restricted cash equivalents	0.0	0.0
Restricted cash and cash equivalents	0.6	0.6
Cash	99.4	131.6
Cash equivalents	84.5	96.1
Cash and cash equivalents	183.9	227.7
Subsidiary cash and short term investments
Entity Information [Line Items]
Restricted cash	469.4	359.7
Restricted cash equivalents	195.4	201.2
Restricted cash and cash equivalents	664.8	560.9
Cash	2,404.1	2,659.8
Cash equivalents	1,550.4	1,923.9
Cash and cash equivalents	3,954.5	4,583.7
Subsidiary assets pledged for short sale and derivative obligations
Entity Information [Line Items]
Restricted cash		0.0
Restricted cash equivalents		0.0
Restricted cash and cash equivalents		0.0
Cash		0.0
Cash equivalents		3.0
Cash and cash equivalents		3.0
Fairfax India
Entity Information [Line Items]
Restricted cash	18.6	15.6
Restricted cash equivalents	0.0	0.0
Restricted cash and cash equivalents	18.6	15.6
Cash	85.6	40.6
Cash equivalents	19.1	27.1
Cash and cash equivalents	104.7	67.7
Fairfax Africa
Entity Information [Line Items]
Restricted cash	7.5	0.0
Restricted cash equivalents	0.0	0.0
Restricted cash and cash equivalents	7.5	0.0
Cash	85.4	77.4
Cash equivalents	0.8	154.5
Cash and cash equivalents	86.2	231.9
Assets held for sale (note 23)
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	1.0
Restricted cash	54.0
Restricted cash equivalents	4.2
Restricted cash and cash equivalents	58.2
Cash	214.5
Cash equivalents	69.2
Cash and cash equivalents	283.7
Cash
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	2,338.9	2,533.5
Cash | Holding company cash and investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	98.8	131.0
Cash | Subsidiary cash and short term investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	1,934.7	2,300.1
Cash | Subsidiary assets pledged for short sale and derivative obligations
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows		0.0
Cash | Fairfax India
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	67.0	25.0
Cash | Fairfax Africa
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	77.9	77.4
Cash | Assets held for sale (note 23)
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	160.5
Cash equivalents
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	1,524.4	2,003.4
Cash equivalents | Holding company cash and investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	84.5	96.1
Cash equivalents | Subsidiary cash and short term investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	1,355.0	1,722.7
Cash equivalents | Subsidiary assets pledged for short sale and derivative obligations
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows		3.0
Cash equivalents | Fairfax India
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	19.1	27.1
Cash equivalents | Fairfax Africa
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	0.8	154.5
Cash equivalents | Assets held for sale (note 23)
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	65.0
Total
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	3,863.3	4,536.9
Total | Holding company cash and investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	183.3	227.1
Total | Subsidiary cash and short term investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	3,289.7	4,022.8
Total | Subsidiary assets pledged for short sale and derivative obligations
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows		3.0
Total | Fairfax India
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	86.1	52.1
Total | Fairfax Africa
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	78.7	$ 231.9
Total | Assets held for sale (note 23)
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	$ 225.5